CHANGE IN ACCOUNTING POLICIES - Reconciliation of Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 254,525	$ 113,073		$ 174,721
Restricted cash	0	0		14,928
Marketable securities	236,281	2,435	$ 8,475	8,474
Marketable securities pledged to creditors				0
Trade and other receivables	139,467	73,532		63,924
Trade accounts receivable, net		0		0
Related party receivables	13,485	11,676		13,255
Other receivables		0		0
Inventories	107,114	80,787		57,858
Voyages in progress	110,638	38,492		34,705
Prepaid expenses and accrued income	14,255	8,899		7,725
Other current assets	5,285	3,851		2,729
Total current assets	881,050	332,745		378,319
Non-current assets
Newbuildings	47,991	130,633		48,498
Vessels and equipment	3,650,652	3,467,300		3,300,456
Vessels and equipment under finance leases, net		0		0
Right-of-use assets under operating leases		0		0
Right-of-use assets	3,108	48,794		61,944
Goodwill	112,452	112,452		112,452
Derivative instruments receivable	53,993	9,675		0
Investment in associated companies	16,302	555		1,279
Loan notes receivable	1,388	1,388		1,388
Other non-current assets	1,507	3,055		7,197
Total assets	4,768,443	4,106,597		3,911,533
Current liabilities
Short-term debt and current portion of long-term debt	277,854	198,665		234,887
Current portion of obligations under finance leases		0		0
Current portion of obligations under operating leases		0		0
Current portion of obligations under leases	1,024	8,723		12,358
Related party payables	31,248	36,250		19,853
Trade and other payables	81,533	43,364		55,002
Trade accounts payable		0		0
Accrued expenses		0		0
Derivative instruments payable		0		0
Other current liabilities		0		0
Total current liabilities	391,659	287,002		322,100
Non-current liabilities
Long-term debt	2,112,460	2,126,910		1,908,924
Obligations under finance leases		0		0
Obligations under operating leases		0		0
Obligations under leases	2,372	43,979		52,644
Derivative instruments payable	0	5,673		19,261
Other non-current payables	2,053	992		3,739
Total liabilities	2,508,544	2,464,556		2,306,668
Equity
Share capital	222,623	203,531		197,692
Additional paid in capital	604,687	448,291		402,021
Contributed surplus	1,004,094	1,004,094		1,004,094
Accumulated other reserves	454	228		200
Retained earnings (deficit)	428,513	(13,631)		1,330
Total equity attributable to the shareholders of the Company	2,260,371	1,642,513		1,605,337
Non-controlling interest	(472)	(472)		(472)
Total equity	2,259,899	1,642,041		1,604,865
Total liabilities and equity	$ 4,768,443	4,106,597		3,911,533
U.S. GAAP | Previously stated
Current Assets
Cash and cash equivalents		113,073		174,721
Restricted cash				14,928
Marketable securities		2,435		2,639
Marketable securities pledged to creditors				5,835
Trade and other receivables		0		0
Trade accounts receivable, net		63,423		40,974
Related party receivables		11,676		13,255
Other receivables		10,109		22,950
Inventories		80,787		57,858
Voyages in progress		38,492		34,705
Prepaid expenses and accrued income		8,899		7,725
Other current assets		3,851		2,729
Total current assets		332,745		378,319
Non-current assets
Newbuildings		130,633		48,498
Vessels and equipment		3,477,801		3,307,144
Vessels and equipment under finance leases, net		44,880		53,518
Right-of-use assets under operating leases		3,914		8,426
Right-of-use assets		0		0
Goodwill		112,452		112,452
Derivative instruments receivable		9,675
Investment in associated companies		555		1,279
Loan notes receivable		1,388		1,388
Other non-current assets		3,055		7,197
Total assets		4,117,098		3,918,221
Current liabilities
Short-term debt and current portion of long-term debt		189,286		167,082
Current portion of obligations under finance leases		7,601		7,810
Current portion of obligations under operating leases		1,122		4,548
Current portion of obligations under leases		0		0
Related party payables		36,250		19,853
Trade and other payables		0		0
Trade accounts payable		2,327		7,860
Accrued expenses		42,836		42,529
Derivative instruments payable		5,673		19,261
Other current liabilities		7,580		12,418
Total current liabilities		292,675		281,361
Non-current liabilities
Long-term debt		2,126,910		1,968,924
Obligations under finance leases		40,865		48,467
Obligations under operating leases		3,114		4,177
Obligations under leases		0		0
Derivative instruments payable		0		0
Other non-current payables		992		3,739
Total liabilities		2,464,556		2,306,668
Equity
Share capital		203,531		197,692
Additional paid in capital		448,291		402,021
Contributed surplus		1,004,094		1,004,094
Accumulated other reserves		228		200
Retained earnings (deficit)		(3,130)		8,018
Total equity attributable to the shareholders of the Company		1,653,014		1,612,025
Non-controlling interest		(472)		(472)
Total equity		1,652,542		1,611,553
Total liabilities and equity		4,117,098		3,918,221
Effect of transition to IFRS | Increase (decrease) due to voluntary changes in accounting policy
Current Assets
Cash and cash equivalents		0		0
Restricted cash				0
Marketable securities		0		5,835
Marketable securities pledged to creditors				(5,835)
Trade and other receivables		73,532		63,924
Trade accounts receivable, net		(63,423)		(40,974)
Related party receivables		0		0
Other receivables		(10,109)		(22,950)
Inventories		0		0
Voyages in progress		0		0
Prepaid expenses and accrued income		0		0
Other current assets		0		0
Total current assets		0		0
Non-current assets
Newbuildings		0		0
Vessels and equipment		(10,501)		(6,688)
Vessels and equipment under finance leases, net		(44,880)		(53,518)
Right-of-use assets under operating leases		(3,914)		(8,426)
Right-of-use assets		48,794		61,944
Goodwill		0		0
Derivative instruments receivable		0
Investment in associated companies		0		0
Loan notes receivable		0		0
Other non-current assets		0		0
Total assets		(10,501)		(6,688)
Current liabilities
Short-term debt and current portion of long-term debt		9,379		67,805
Current portion of obligations under finance leases		(7,601)		(7,810)
Current portion of obligations under operating leases		(1,122)		(4,548)
Current portion of obligations under leases		8,723		12,358
Related party payables		0		0
Trade and other payables		43,364		55,002
Trade accounts payable		(2,327)		(7,860)
Accrued expenses		(42,836)		(42,529)
Derivative instruments payable		(5,673)		(19,261)
Other current liabilities		(7,580)		(12,418)
Total current liabilities		(5,673)		40,739
Non-current liabilities
Long-term debt		0		(60,000)
Obligations under finance leases		(40,865)		(48,467)
Obligations under operating leases		(3,114)		(4,177)
Obligations under leases		43,979		52,644
Derivative instruments payable		5,673		19,261
Other non-current payables		0		0
Total liabilities		0		0
Equity
Share capital		0		0
Additional paid in capital		0		0
Contributed surplus		0		0
Accumulated other reserves		0		0
Retained earnings (deficit)		(10,501)		(6,688)
Total equity attributable to the shareholders of the Company		(10,501)		(6,688)
Non-controlling interest		0		0
Total equity		(10,501)		(6,688)
Total liabilities and equity		$ (10,501)		$ (6,688)